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October 1, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds – Reorganization involving Large Cap Core Fund
(File No. 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Trust’s Registration Statement on Form N-14 (with exhibits) (the “Registration Statement”).

This filing is made in connection with the reorganization (the “Reorganization”) of the Large Cap Core Fund (the “Acquiring Fund”) with the Large Cap Growth Fund (the “Acquired Fund”).

As described more fully in the enclosed Registration Statement, the Board of Trustees of the Trust approved a Plan of Reorganization (the “Plan”) at a meeting held on August 21, 2014. Pursuant to the Plan, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund, in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The shares of the Acquiring Fund then will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

Securities and Exchange Commission

October 1, 2014

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on October 31, 2014. Therefore, we would appreciate receiving any comments you may have as soon as possible so that the Trust may be in a position to mail the Information Statement/Prospectus and related materials to shareholders of the Acquired Fund on or about October 31, 2014. The reorganization is scheduled to take effect on or about December 5, 2014.

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Please call me with questions or comments concerning this filing at (215) 988-1146.

Sincerely,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Craig Carberry, Esq.